Financial Risk Management and Financial Instruments - Summary of Changes in Investments (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
At January 1	€ 1,497
At December 31	2,277	€ 1,497
Tencent Music Entertainment Group
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
At January 1	1,481	1,630	€ 910
Changes in fair value recorded in other comprehensive income (loss)	747	(149)	720
At December 31	€ 2,228	€ 1,481	€ 1,630